NET INCOME PER SHARE (Details) - USD ($)		12 Months Ended
		Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Numerator:
Net income attributable to TAL Education Group's shareholders		$ 198,439,936	$ 116,880,012	$ 102,878,518
Eliminate the dilutive effect of interest expense of the bond payable (iii)		2,464,804	7,539,778	7,499,323
Numerator for diluted net income per share		$ 200,904,740	$ 124,419,790	$ 110,377,841
Denominator:
Weighted average shares outstanding: Basic		174,979,574	162,548,494	160,109,169
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	[1]	11,084,069	8,467,663	5,447,276
Dilutive effect of the bond payable		8,267,662	17,492,262	17,499,810
Denominator for diluted net income per share		194,331,305	188,508,419	183,056,255
Net income per common share attributable to TAL Education Group's shareholders-basic (ii)	[2]	$ 1.13	$ 0.72	$ 0.64
Net income per common share attributable to TAL Education Group's shareholders-diluted		$ 1.03	$ 0.66	$ 0.6

[1]	For the years ended February 29, 2016, February 28, 2017 and February 28, 2018, 1,421,576, 1,814,724 and 381,426 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.
[2]	The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.